Stock based compensation (Details 5) (EUR €)	12 Months Ended
Dec. 31, 2012
Stock Option One [Member]
Number of shares, Stock Options Outstanding	195,000
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	8 years 5 months 12 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 3.28
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	48,750
Stock Options Exercisable, Weighted average exercise price in euros	€ 3.28
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option One [Member] | Minimum [Member]
Range of exercise prices in euros	€ 0
Stock Option One [Member] | Maximum [Member]
Range of exercise prices in euros	€ 3.28
Stock Option Two [Member]
Number of shares, Stock Options Outstanding	1,385,000
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	7 years 0 months 14 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 4.73
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	735,000
Stock Options Exercisable, Weighted average exercise price in euros	€ 4.74
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Two [Member] | Minimum [Member]
Range of exercise prices in euros	€ 4.03
Stock Option Two [Member] | Maximum [Member]
Range of exercise prices in euros	€ 5.44
Stock Option Three [Member]
Number of shares, Stock Options Outstanding	123,500
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	1 year 7 months 13 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 10.93
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	123,500
Stock Options Exercisable, Weighted average exercise price in euros	€ 10.93
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Three [Member] | Minimum [Member]
Range of exercise prices in euros	€ 6.40
Stock Option Three [Member] | Maximum [Member]
Range of exercise prices in euros	€ 12.02
Stock Option Four [Member]
Number of shares, Stock Options Outstanding	1,040,990
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	2 years 7 months 6 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 14.46
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	1,040,990
Stock Options Exercisable, Weighted average exercise price in euros	€ 14.46
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Four [Member] | Minimum [Member]
Range of exercise prices in euros	€ 12.86
Stock Option Four [Member] | Maximum [Member]
Range of exercise prices in euros	€ 16.23
Stock Option Five [Member]
Number of shares, Stock Options Outstanding	528,000
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	2 years 6 months 29 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 22.85
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares	528,000
Stock Options Exercisable, Weighted average exercise price in euros	€ 22.85
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0
Stock Option Five [Member] | Minimum [Member]
Range of exercise prices in euros	€ 19.2
Stock Option Five [Member] | Maximum [Member]
Range of exercise prices in euros	€ 25.39
Stock Option [Member]
Number of shares, Stock Options Outstanding	3,272,490
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	4 years 4 months 2 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 10.90
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0.00
Stock Options Exercisable, Number of shares	2,476,240
Stock Options Exercisable, Weighted average exercise price in euros	€ 12.97
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 0.00